Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of inventories [line items]
Write down on inventories	$ 43.3	$ 20.6
Reversed write downs of inventories	$ 11.8	$ 11.2